Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2024	2025
Software	$979,391	$1,022,275
Less: accumulated amortization	(836,021)	(907,833)
Intangible assets, net	$143,370	$114,442

Schedule of Estimated Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
2026	34,163
2027	34,157
2028	30,617
2029	12,936
Thereafter	2,569
Total	$114,442